Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Summary Of Inventories

Details of inventories as of June 30, 2024 and as of December 31, 2023 are as follows:

(In thousand Euros)	June 30, 2024	December 31, 2023
Raw materials	33,918	41,066
Work in progress	33,535	31,623
Finished goods	17,454	19,789
Total	84,907	92,478